LEASE - Maturities of operating lease (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Future lease payments under operating lease
2025	$ 57,456
2026	117,036
2027	29,998
Total future lease payments	204,490
Less: imputed interest	(1,424)
Total lease liabilities	203,066	$ 400,000
Less: Long term portions	(84,459)	(136,683)
Lease liabilities - current portions	$ 118,607	$ 264,316